Equity	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Equity [Abstract]
Equity
10.	Equity
Below is a description of the outstanding classes of the equity of the Company, including quasi-equity amounts that are required to be reported as temporary equity between the liabilities and equity sections on the consolidated statements of financial condition. The 8th Amended and Restated LPA of BCH (“BCH LPA”) and the articles of incorporation and bylaws of Beneficient, govern the terms of these equity securities, as applicable. The Company’s governing documents authorize the issuance of additional classes of equity. All equity interests of BCH are limited partnership interests.
Common Stock:
Voting.
Each holder of our Class A common stock is entitled to one vote per each share of Class A common stock held of record by such holder on all matters on which stockholders generally are entitled to vote, and each holder of our Class B common stock is entitled to 10 votes per share on all matters on which stockholders generally are entitled to vote. Holders of shares of common stock vote as a single class, except for certain matters for which only holders of Class B common stock are entitled to vote.
Dividends.
Subject to preferences that may apply to any outstanding shares of preferred stock, holders of Common Stock are entitled to receive ratably any dividends that our board of directors may declare out of funds legally available for that purpose on a non-cumulative basis; provided, however, that in the case of any dividends in Common Stock, holders of Class A common stock are entitled only to receive Class A common stock and holders of Class B common stock are entitled only to receive Class B common stock. In no event will the shares of either Class A common stock or Class B common stock be split, divided, or combined unless the outstanding shares of the other class are proportionally split, divided or combined.
Conversion
. Shares of Class A common stock are not convertible into any other shares of our capital stock. Shares of Class B common stock are convertible into shares of Class A common stock at any time at the option of the holder or upon any transfer, except for certain transfers described in our articles of incorporation.
Standby Equity Purchase Agreement
On June 27, 2023, the Company entered into a Standby Equity Purchase Agreement (the “SEPA”) with YA II PN, Ltd. (“Yorkville”), whereby the Company has the right, but not the obligation, to sell to Yorkville up to $250.0 million of its shares of the Company’s common stock at the Company’s request any time during the 36 months following the execution of the SEPA, subject to certain conditions. The Company expects to use the net proceeds received from this for working capital and general corporate purposes. The Company paid a structuring fee in cash and a commitment fee in an amount equal to $1.3 million by issuing 456,204 shares of Class A common stock in July 2023. There were no shares sold during the six months ended September 30, 2023.
Preferred Stock:
Under the terms of our articles of incorporation, our board of directors are authorized to issue up to 250 million shares of preferred stock in one or more series, and 50 million shares of preferred stock are designated as shares of Series A preferred stock pursuant to a certificate of designation.
Series A Preferred Stock
As of September 30, 2023 and March 31, 2023, there were no shares of Series A preferred stock issued and outstanding, respectively.
Maturity.
Subject to the redemption and conversion rights described below, shares of Series A preferred stock are perpetual securities.
Priority.
Shares of Series A preferred stock rank senior to shares of Common Stock with respect to dividend rights and/or distribution rights upon the liquidation, winding up or dissolution, as applicable, of Beneficient.
Voting
. Holders of Series A preferred stock are not entitled to vote on any matter, expect as required by law.
Dividends
. Holders of Series A preferred stock are entitled to receive ratably any dividends that our board of directors declares and pays on the Common Stock, on an as-converted basis, when paid to holders of Common Stock. Beneficient may, subject to customary restrictions, but is not required to, declare or pay any dividends solely on shares of Series A preferred stock.
Liquidation or Dissolution
. The initial liquidation preference of Series A preferred stock is $0.001 per share, plus any declared but unpaid dividends (the “Liquidation Preference”). In the event of our liquidation, dissolution or winding up, holders of Series A preferred stock are entitled to receive, per share of Series A preferred stock, the Liquidation Preference or, prior to the Series A Preferred Stock Conversion Date, if a greater amount, the amount such holder would have received had their shares of Series A preferred stock converted into Class A common stock immediately prior to such liquidation event.
Conversion, Transferability and Exchange.
Per the terms of the articles of incorporation, because the Series A preferred stock is not expected to be publicly listed, each share of the Series A preferred stock will automatically convert into one-quarter of a share of Class A common stock.
Redemption
. Beneficient may redeem, ratably, in whole or, from time to time in part, the shares of Series A preferred stock of any holder then outstanding at the Liquidation Preference in cash. Holders of shares of Series A preferred stock do not have the right to require Beneficient to redeem their shares of Series A preferred stock under any circumstances.
Series B-1 Preferred Stock:
As of September 30, 2023 and March 31, 2023, there were 3,768,995 and no shares of Series B-1 resettable convertible preferred stock, par value $0.001 per share (“Series B-1 preferred stock”), issued and outstanding, respectively. On October 3, 2023, 3,768,995 shares of Series B-1 preferred stock converted into 13,805,841 shares of Class A common stock at a price per share of approximately $2.73.
Maturity.
Subject to the redemption and conversion rights described below, shares of Series B-1 preferred stock are perpetual securities.
Priority.
Shares of Series B-1 preferred stock rank, with respect to dividend rights and/or distribution rights upon the liquidation, winding up or dissolution, as applicable, of Beneficient: (i) senior to shares of Common Stock; (ii) pari passu with Series A Preferred Stock; (iii) senior, pari passu or junior with respect to any other series of preferred stock, as set forth in the terms with respect to such preferred stock; and (iv) junior to all existing and future indebtedness of the Beneficient.
Voting
. Holders of Series B-1 preferred stock are not entitled to vote on any matter, expect as required by law.
Dividends
. Holders of Series B-1 preferred stock are entitled to receive ratably any dividends that our board of directors declares and pays on the Common Stock, on an as-converted basis, when paid to holders of Common Stock. Beneficient may, subject to customary restrictions, but is not required to, declare or pay any dividends solely on shares of Series B-1 preferred stock.
Liquidation or Dissolution
. The initial liquidation preference of Series B-1 preferred stock is $10.00 per share, plus any declared but unpaid dividends (the “B-1 Liquidation Preference”). In the event of our liquidation, dissolution or winding up, holders of Series B-1 preferred stock are entitled to receive, per share of Series B-1 preferred stock, the B-1 Liquidation Preference amount such holder would have received had their shares of Series B-1 preferred stock converted into Class A common stock immediately prior to such liquidation event.
Conversion, Transferability and Exchange.
In the event of specified extraordinary transactions, as a result of which shares of Class A common stock would be converted into, or exchanged for, stock, other securities or other property or assets (including cash or any combination thereof), each share of Series B-1 preferred stock outstanding immediately prior to such event will, without the consent of the holders of Series B-1 preferred stock, become convertible into the kind of stock, other securities or other property or assets that such holder would have been entitled to receive if such holder had converted its shares of Series B-1 preferred stock into shares of Class A common stock immediately prior to such event.
Optional Conversion.
The conversion price at issuance was $5.46 (the “Conversion Price”). Each share of Series B-1 preferred stock is convertible at the option of the holder thereof into a number of shares of Class A common stock that is equal to $10.00 divided by Conversion Price then in effect as of the date of such notice (the “Conversion Rate”). The Conversion Price shall be subject to reset on each date that is 30, 60, 90, 120 and 180 calendar days following the date of issuance of the Series B-1 preferred stock, subject to adjustment.
Mandatory Conversion
. Each outstanding share of Series B-1 preferred stock will automatically convert into a number of shares of Class A common stock (the “Mandatory Conversion”) at the Conversion Rate then in effect on the date that is the earliest to occur of: (a) 210 calendar days after the Original Issue Date, subject to certain conditions, (b) if the conditions of clause (a) are not met on the date that is 210 calendar days following the Original Issue Date, the first date thereafter on which any shares of Series B-1 preferred stock may be resold pursuant to Rule 144 under the Securities Act or the Resale Registration Statement has become effective and (c) the one year anniversary of the Original Issue Date. The Series B-1 preferred stock shall not convert into Class A common stock to the extent such conversion would cause a holder to exceed 9.99% (the “Beneficial Ownership Limitation”) of the number of shares of the Class A common stock outstanding immediately after giving effect to conversion.
Redeemable Noncontrolling Interests:
Preferred Series A Subclass 0 Unit Accounts
The BCH Preferred A.0 receives a quarterly guaranteed payment calculated as 6% of the BCH Preferred A.0’s initial capital account balance on an annual basis, or 1.50% per fiscal quarter. The Preferred A.0 does not receive any allocations of profits, except to recoup losses previously allocated. The guaranteed payment to BCH Preferred A.0 is not subject to available cash and has priority over all other distributions made by BCH. BCH and the holders of the BCH Preferred A.0 entered into an agreement to defer the guaranteed payment to November 15, 2024; provided that such a guaranteed payment may be made prior to November 15, 2024 if the Audit Committee of the Board of Directors, determines that making such payment, in part or in full, would not cause Ben to incur a going concern issue. The guaranteed payment accrual totaled $29.1 million and $20.9 million as of September 30, 2023 and March 31, 2023, respectively, and is included in the accounts payable and accrued expenses line item of the consolidated statements of financial condition.
Additionally, the BCH Preferred A.0 has the ability under the BCH LPA to elect, by a majority of holders of BCH Preferred A.0, to receive a full return of capital senior to any other security if an event causing mandatory returns of capital occurs.
The BCH Preferred A.0 can be converted into Class S Units at the election of the holder, at a price equal to the average of (i) $10.50, and (ii) the volume-weighted average closing price of Class A common stock for the twenty (20) days preceding the applicable exchange date; provided, that from the effectiveness of the BCH LPA through December 31, 2027, such conversion price shall not be less than $10.50.
Finally, a holder of BCH Preferred A.0, subsequent to January 1, 2023, may elect to require a redemption by BCH of up to 12.5% of his or her respective BCH Preferred A.0 Capital Account for any rolling twelve-month period; provided that such holder shall not be permitted to redeem more than 50% of such holder’s BCH Preferred A.0 Capital Account in the aggregate. Subsequent to January 1, 2023, if a holder of BCH Preferred A.0 continues to hold BCH Preferred A.1, such holder may elect on a quarterly basis to convert additional BCH Preferred A.1 held by such holder to BCH Preferred A.0 up to an amount equal to 12.5% of such holder’s initial BCH Preferred A.0 capital account; provided that such holder’s post-conversion capital account balance in respect of all BCH Preferred A.0 held by such holder does not exceed such holder’s initial BCH Preferred A.0 capital account.
The BCH Preferred A.0 Unit Accounts are recorded in the consolidated statements of financial condition in the redeemable noncontrolling interest line item.
Noncontrolling Interests:
Noncontrolling interests represent the portion of certain consolidated subsidiaries’ limited partnership interests or interests in the Customer ExAlt Trusts that are held by third parties. Amounts are adjusted by the noncontrolling interest holder’s proportionate share of the subsidiaries’ earnings or losses each period and for any distributions that are paid.
The following tables present a rollforward of the noncontrolling interests for the three and six months ended September 30, 2023 and 2022:

	Noncontrolling Interests
(Dollars in thousands)	Trusts	Class S Ordinary	Class S Preferred	Preferred Series A.1	Preferred Series C	Class A of CT	Total Noncontrolling Interests
Balance, June 30, 2023	$(132,361)	$19,311	$856	$691,825	$205,759	$690	$786,080

Net loss	(3,591)	(9,614)	—	(570)	—	(421)	(14,196)
Reduction of noncontrolling interest in connection with recent financings	(3,272)	—	—	—	—	—	(3,272)
Issuance of noncontrolling interest in connection with recent financings	79	—	—	—	—	—	79
Reclass of distributions payable to noncontrolling interest holder	(238)	—	—	—	—	—	(238)
Conversion of Preferred Series C to Class A common stock	—	—	—	—	(205,759)	—	(205,759)
Issuance of Series B-1 preferred stock and noncontrolling interest in connection with recent financings	942	—	—	—	—	—	942

Balance, September 30, 2023	$(138,441)	$9,697	$856	$691,255	$—	$269	$563,636

	Noncontrolling Interests
(Dollars in thousands)	Trusts	Class S Ordinary	Class S Preferred	Preferred Series A.1	Preferred Series C	Class A of CT	Total Noncontrolling Interests
Balance, March 31, 2023	$(118,299)	$52,560	$856	$—	$205,759	$1,337	$142,213

Net income (loss)	(17,457)	(38,979)	—	(1,244)	—	(1,068)	(58,748)
Issuance of shares in connection with recent financings	133	—	—	—	—	—	133
Reclass of distributions payable to noncontrolling interest holder	(567)	—	—	—	—	—	(567)
Reduction of noncontrolling interest in connection with recent financings	(3,272)	—	—	—	—	—	(3,272)
Issuance of noncontrolling interest in connection with recent financings	79	—	—	—	—	—	79
Conversion of Class S Ordinary to Class A common stock	—	(3,884)	—	—	—	—	(3,884)
Conversion of Preferred Series C to Class A common stock	—	—	—	—	(205,759)	—	(205,759)
Deemed dividend for BCG Preferred Series B.2 Unit Accounts preferred return	—	—	—	(6,942)	—	—	(6,942)
Reclass of BCH Preferred A.1 from temporary to permanent equity	—	—	—	699,441	—	—	699,441
Issuance of Series B-1 preferred stock and noncontrolling interest in connection with recent financings	942	—	—	—	—	—	942

Balance, September 30, 2023	$(138,441)	$9,697	$856	$691,255	$—	$269	$563,636

	Noncontrolling Interests
(Dollars in thousands)	Trusts	Class S Ordinary	Class S Preferred	FLP	Preferred Series C	Class A of CT	Total Noncontrolling Interests
Balance, June 30, 2022	$(27,973)	$63,329	$856	$—	$205,759	$2,440	$244,411

Net income (loss)	(72,843)	(1,781)	—	3,166	—	5	(71,453)
Noncontrolling interest reclass	—	1,116	1,117	(2,233)	—	—	—
Distribution to noncontrolling interest	—	—	—	—	—	(131)	(131)
Reclass of distributions payable to noncontrolling interest holder	(14)	—	—	—	—	—	(14)
Reclass of allocated income for FLP Subclass 3 to payable	—	—	—	(933)	—	—	(933)

Balance, September 30, 2022	$(100,830)	$62,664	$1,973	$—	$205,759	$2,314	$171,880

	Noncontrolling Interests
(Dollars in thousands)	Trusts	Class S Ordinary	Class S Preferred	FLP	Preferred Series C	Class A of CT	Total Noncontrolling Interests
Balance, March 31, 2022	$982	$69,831	$1,316	$—	$205,759	$—	$277,888

Net income (loss)	(101,554)	(7,824)	—	3,166	—	15	(106,197)
Noncontrolling interest reclass	—	1,116	1,117	(2,233)	—	—	—
Payment of employee payroll taxes on restricted equity units	—	(459)	(460)	—	—	—	(919)
Distribution to noncontrolling interest	—	—	—	—	—	(131)	(131)
Noncash issuance of noncontrolling interest	299	—	—	—	—	—	299
Reclass of distributions payable to noncontrolling interest holder	(557)	—	—	—	—	—	(557)
Reclass of allocated income for FLP Subclass 3 to payable	—	—	—	(933)	—	—	(933)
Issuance of noncontrolling interest	—	—	—	—	—	2,430	2,430

Balance, September 30, 2022	$(100,830)	$62,664	$1,973	$—	$205,759	$2,314	$171,880

Preferred Series A Subclass 1 Unit Accounts
The BCH Preferred A.1 Unit accounts are issued by BCH and are non-participating and convertible on a dollar basis.
The weighted average preferred return rate for the three months ended September 30, 2023 and 2022 was approximately 0.00% and 1.32%, respectively. The weighted average preferred return rate for the six months ended September 30, 2023 and 2022 was approximately 0.46% and 1.72%, respectively. No amounts have been paid to the BCH Preferred A.1 holders related to the preferred return from inception through September 30, 2023, and any amounts earned have been accrued and are included in the balance of redeemable noncontrolling interests presented on the consolidated statements of financial condition. As of September 30, 2023, approximately $106.1 million of preferred return related to the BCH Preferred A.1 has not been allocated to its holders due to insufficient income during those periods to fully satisfy the preferred return and will be allocable to the BCH Preferred A.1 holders in future quarterly periods to the extent that sufficient income, if any, is available for such allocation. In accordance with the BCH LPA, the preferred rate was waived and will not accrue from June 7, 2023 until December 31, 2024, except to the extent of allocations of income to the holders of the BCH Preferred A-1 Unit Accounts, in which event distributions may be requested by the holders of the BCH Preferred A-1 Unit Accounts, and if not requested, such amounts shall be accrued. In connection with the consummation of the Business Combination, the holders of the BCH Preferred A-1 Unit Accounts agreed to significantly reduce the BCH Preferred A-1 Unit Accounts return rate and also agreed to waive and defer the accrual of the preferred return as described above. In addition, until January 1, 2025, the hypothetical BCH Preferred A-1 Unit Accounts capital account will only be increased to the extent there are allocations of income during such period. The agreement to waive and not accrue the Quarterly Preferred Series A-1 Return from the effective date of the BCH LPA until December 31, 2024 does not affect or waive any Quarterly Preferred Series A-1 Returns or hypothetical BCH Preferred A-1 Unit Accounts capital account already accrued as of the effective date. Additionally, certain BCH Preferred A.1 holders agreed to be specially allocated any income or losses associated with the BMP Equity Incentive Plan, and certain other costs.
Beginning January 1, 2025, BCH Preferred A-1 Unit Accounts may be converted into BCH Class S Ordinary Units at the election of the holder, subject to a 20% annual conversion limit through December 31, 2029 as set forth in the BCH LPA; provided, that if the conversion price for the BCH Preferred A-1 Unit Accounts equals or exceeds $18.00 after January 1, 2025, the annual conversion limit shall no longer be applicable. Upon conversion, the holder shall be issued BCH Class S Ordinary Units in an amount equal to the capital account balance associated with the BCH Preferred A-1 Unit Accounts being converted divided by a price equal to the average closing price of Class A common stock for the thirty (30) days preceding the applicable exchange date; provided, that from the effectiveness of the BCH LPA through December 31, 2027, such conversion price shall not be less than $10.50. The holder of such newly issued Class S Ordinary Units may immediately convert them into Common Units.
The BCH LPA also includes certain limitations of BCH, without the consent of a majority-in-interest of the Preferred Series A Unit Account holders, to i) issue any new equity securities, and ii) except as otherwise provided, incur indebtedness that is senior to or pari passu with any right of distribution, redemption, repayment, repurchase or other payments relating to the Preferred Series A Unit Accounts or the Preferred Series B Unit Accounts. Further, BCH cannot, prior to the conversion of all the Preferred Series A Unit Accounts and the Preferred Series B Unit Accounts, incur any additional long-term debt unless i) after giving effect to the incurrence of the new long-term debt on a pro forma basis, the sum of certain preferred stock, existing debt and any new long-term indebtedness would not exceed 55% of the BCH’s NAV plus cash on hand, and ii) at the time of incurrence of any new long-term indebtedness, the aggregate balance of the BCH’s (including controlled subsidiaries) debt plus such new long-term debt does not exceed 40% of the sum of the NAV of the interests in alternative assets supporting the Collateral underlying the loan portfolio of BCH and its subsidiaries plus cash on hand at BCG, BCH and its subsidiaries. Upon the effectiveness of the BCH LPA, the redemption feature of the Preferred A.1 was removed, which resulted in the Preferred A.1 no longer being required to be presented in temporary equity in the consolidated statement of financial condition as of June 30, 2023.
On June 6, 2023, in connection with the BCG Recapitalization as described in Note 4, $193.9 million of aggregate capital account balances in BCH Preferred A.1 converted to 16,708,817 units of BCH Class S Ordinary. Those BCH Class S Ordinary units then converted into 1,396,457 units of BCG Class A common units and 15,312,360 shares of BCG Class B common units on a one-for-one basis. As part of the conversion to BCG Class A Units, additional value of approximately $15.0 million was provided to certain holders who are members of our board of directors. The additional value was accounted for as compensation, which resulted in stock-based compensation expense of $15.0 million during the quarter ended June 30, 2023.
As of September 30, 2023, the BCH Preferred A.1 are recorded in the consolidated statements of financial condition in the noncontrolling interest line item. As of March 31, 2023, the BCH Preferred A.1 are recorded in the consolidated statements of financial condition in the redeemable noncontrolling interest line item.
Preferred Series C Subclass 1 Unit Accounts
On July 15, 2020, the Company entered into a Preferred Series C Unit Purchase Agreement (“UPA”) with GWG Holdings. Pursuant to the UPA, on July 10, 2023, the Preferred Series C Subclass 1 Unit Accounts of BCH (“BCH Preferred C.1”) automatically converted into 44,040,761 shares of Class A common stock at approximately $4.66 per share, which represents the volume-weighted average trading price of the Class A common stock for the 20 trading days following the closing of the Business Combination. The BCH Preferred C.1 were recorded in the consolidated statements of financial condition in the noncontrolling interest line item for periods presented prior to their conversion to Class A common stock.
Class S Ordinary Units
As of September 30, 2023 and March 31, 2023, BCH, a subsidiary of Ben, had issued 5.4 million and 5.8 million Class S Ordinary Units, respectively, which were all outstanding on each of the respective dates. The Class S Ordinary Units participate on a pro-rata basis in the share of the profits or losses of BCH and subsidiaries following all other allocations made by BCH and its subsidiaries. As limited partner interests, these units have limited voting rights and do not entitle participation in the management of the Company’s business and affairs. At the election of the holder, the Class S Ordinary Units are exchangeable quarterly for Class A common stock on a one-for-one basis. Each conversion also results in the issuance to Ben LLC of a Class A Unit of BCH for each share of Class A common stock issued.
On June 8, 2023, 404,542 BCH Class S Ordinary Units ultimately converted into shares of Class A common stock on a one-to-one basis pursuant to the terms of the Exchange Agreement and the BCH LPA.
The Class S Ordinary Units are recorded in the consolidated statements of financial condition in the noncontrolling interests line item.
Class S Preferred Units
The Class S Preferred Units of BCH (the “BCH Class S Preferred Units”) also participate on a pro-rata basis in the share of the profits or losses of BCH and subsidiaries following all other allocations made by BCH and its subsidiaries. As limited partner interests, these units are generally non-voting and do not entitle participation in the management of the Company’s business and affairs. The Class S Preferred Units are entitled to a quarterly preferred return. In accordance with the BCH LPA, the preferred rate was waived and will not accrue from June 7, 2023 until December 31, 2024, except to the extent of allocations of income to the holders of the BCH Class S Preferred Units. In connection with the consummation of the Business Combination, the holders of the BCH Preferred A-1 Unit Accounts agreed to significantly reduce the BCH Class S Preferred Units preferred return rate and also agreed to waive and defer the accrual of the preferred return as described above. In addition, until January 1, 2025, the hypothetical BCH Class S Preferred Units capital account will only be increased to the extent there are allocations of income during such period. The agreement to waive and not accrue the Quarterly Class S Preferred Return from June 7, 2023 until December 31, 2024 does not affect or waive any Quarterly Class S Preferred Return or hypothetical BCH Class S Preferred capital account already accrued as of the effective date.
Generally, on a quarterly basis and at the election of the holder, the Class S Preferred Units are exchangeable for Class S Ordinary Units on a 1.2-for-1 basis. The Class S Ordinary may then be exchanged for Class A common stock as described above. Each conversion into Class A common stock also results in the issuance to Ben LLC of a Class A Unit of BCH for each share of Class A common stock issued. Holders of Class S Preferred Units may elect to convert into Class S Ordinary Units in connection with a sale or dissolution of BCH.
As of September 30, 2023 and March 31, 2023, a nominal number of shares of Class S Preferred Units have been issued, respectively. Preferred return earned by the Class S Preferred Units from inception in 2019 through September 30, 2023 is $0.2 million. No amounts have been paid to the Class S Preferred Unit holders related to the preferred return from inception through September 30, 2023 and any amounts earned have been accrued and are included in the balance of Class S Preferred Units presented on the consolidated statements of financial condition.
The Class S Preferred Units are recorded in the consolidated statements of financial condition in the noncontrolling interests line item.
FLP Unit Accounts (Subclass 1 and Subclass 2)
FLP Unit Accounts (Subclass 1 and Subclass 2) are non-unitized capital accounts. The FLP Subclass 1 Units were issued to a Related Entity as part of the initial commercial operations of Ben. The FLP Subclass 2 Units are related to the BMP Equity Incentive Plan. Each subclass of the FLP Unit Accounts, with BCH FLP-1 Unit Accounts (receiving 50.5%) and the BCH FLP-2 Unit Accounts (receiving 49.5%), shall be allocated (i) fifteen percent (15%) of the profits and losses from financing activities of BCH and its subsidiaries and (ii) an amount equal to the lesser of (A) fifty percent (50%) of the revenues of BCH and its tax pass-through subsidiaries, excluding financing activities revenues, and (B) that amount of revenues that will cause the profit margin (as defined in the BCH LPA) to equal twenty percent (20%). Amounts allocated to the FLP Unit Accounts are reinvested equally in additional Class S Ordinary Units and Class S Preferred Units on a quarterly basis at a price equal to the closing price of the units on such exchange on the date of allocation, thereby creating additional Class S Ordinary Units and Class S Preferred Units.
During the three and six months ended September 30, 2023, there was no income allocated to the FLP Unit Accounts (Subclass 1 and 2), respectively. For the three and six months ended September 30, 2022, there was income of $3.2 million allocated to the FLP Unit Accounts (Subclass 1 and 2), respectively. Annually, a true up of the quarterly allocations is required to match amounts allocated with annual earnings.
In addition to the above stated amounts, the FLP Subclass 1 Unit Accounts and FLP Subclass 2 Unit Accounts are entitled to a portion of any upward carrying value adjustment as calculated pursuant to Internal Revenue Code Section 704(b). In the event of an upward carrying value adjustment, the FLP Subclass 1 Unit Accounts and FLP Subclass 2 Unit Accounts are entitled to first be allocated gains associated with such carrying value adjustment equal to 15% of the value of the capital accounts of all BCH Class A Units and Class S Units, calculated based on the post-adjusted capital accounts of the then outstanding Class A and Class S Units. Immediately following any such allocation, the amount allocated is converted in Class S Ordinary Units at the then determined value. Furthermore, the amount allocated to the FLP Subclass 1 Unit Accounts is reduced by the value of any previously allocated amount pursuant to an upward carrying value adjustment, calculated as the number of Class S Units previously received multiplied by the value of those units at the time of any subsequent carrying value adjustment.
As a result of the consummation of the Business Combination, an adjustment to the carrying value of BCH’s assets of $321.9 million occurred. Pursuant to the BCH LPA, approximately 32,190,584 Class S Ordinary Units would be issuable as a result of the carrying value adjustment. However, due to the Company’s Compensation Policy, the number of Class S Ordinary Units that may be issued in 2023 or any subsequent year in connection with the consummation of the Business Combination will be limited and require approval of the board of directors; provided that any such Class S Ordinary Units that may not be issued in 2023 may be issued in subsequent years in accordance with the Compensation Policy. Subject to the limitation of the Compensation Policy and approval of the board of directors, it is anticipated that as a result of the Business Combination, BHI, as the holder of the BCH FLP-1 Unit Accounts, could receive up to 1,515,000 BCH Class S Ordinary Units and BMP, as the holder of the BCH FLP-2 Unit Accounts, could receive up to 1,485,000 BCH Class S Ordinary Units as a result of the carrying value adjustment. No such adjustment has occurred as of September 30, 2023.
FLP Unit Accounts (Subclass 3)
The FLP Subclass 3 Unit Accounts were issued to, and are currently held by, BHI. The FLP 3 Unit Accounts will be allocated profits from net financing revenues on a quarterly basis equal to the lesser of (i) 5% of the quarterly net financing revenues, or (ii) 10% of the average annualized stated interest (to the extent constituting net financing revenue) of the quarterly average of new loans issued by any subsidiaries of Ben during the previous twelve fiscal quarters.
The FLP 3 Unit Accounts are entitled to tax and other distributions equal to 100% of the amount of profits allocated to the FLP 3 Unit Accounts, and such distributions are not subject to available cash. The FLP 3 Unit Accounts do not have any conversion features or rights.
During the three and six months ended September 30, 2023, there was no income allocated to the FLP 3 Unit Accounts, respectively. During the three and six months ended September 30, 2022, there was income of $0.9 million allocated to the FLP 3 Unit Accounts, respectively.
Beneficiaries of the Customer ExAlt Trusts
The ultimate beneficiaries of the Customer ExAlt Trusts are the Charitable Beneficiaries, unrelated third-party charities, that are entitled to (i) either, depending on the applicable trust agreements, 2.5% of all distributions received by such Customer ExAlt Trusts or 5.0% of any amounts paid to Ben as payment on amounts due under each ExAlt Loan, (ii) for certain Customer ExAlt Trusts, approximately 10% of the amount of excess cash Collateral, if any, following the full repayment of an ExAlt Loan, and (iii) all amounts accrued and held at the Customer ExAlt Trusts once all amounts due to Ben under the ExAlt Loans and any fees related to Ben’s services to the Customer ExAlt Trusts are paid. The Charitable Beneficiaries’ account balances with respect to its interest in such Customer ExAlt Trusts cannot be reduced to below zero. Any losses allocable to the Charitable Beneficiaries in excess of their account balances are reclassified at each period end to the trusts’ deficit account. Additional Customer ExAlt Trusts are created arising from new liquidity transactions with customers. These new Customer ExAlt Trusts, which are consolidated by Ben, result in the recognition of additional noncontrolling interest representing the interests in these new Customer ExAlt Trusts held by the Charitable Beneficiaries. For the three months ended September 30, 2023, $1.0 million of additional noncontrolling interests were recognized, compared to none for the three months ended September 30, 2022. For the six months ended September 30, 2023 and 2022, $1.2 million and $0.3 million, respectively, of additional noncontrolling interests were recognized.
The interests of the Charitable Beneficiaries in the Customer ExAlt Trusts are recorded on the consolidated statements of financial condition in the noncontrolling interests line item.
Class A of CT Risk Management, L.L.C.
On April 1, 2022, a minority interest in the Class A membership of CT Risk Management, L.L.C., a consolidated VIE of Ben (as further discussed in Note 14), was sold for $2.4 million in cash to the third-party involved in the loan participation transaction described in Note 7. As a Class A member of CT Risk Management, the holder is entitled to distributions first on a pro rata basis with other Class A members until the initial capital contributions are received and 2.0% of any amounts in excess of their capital contributions, to the extent such amounts are available. As such, this interest is recorded on the consolidated statements of financial condition in the noncontrolling interests line item.

13. Equity
Below is a description of the outstanding classes of the equity of the Company, including quasi-equity amounts that are required to be reported as temporary equity between the liabilities and equity sections on the consolidated statements of financial condition. The 7th Amended and Restated LPA of BCH (“BCH LPA”) and 3rd Amended and Restated LPA of BCG (“BCG LPA”), govern the terms of these equity securities, as applicable. BCG, as the general partner of BCH, and BHI, as the limited partner holding a majority interest of the BCH Preferred A.1, entered into the First Amendment to the BCH LPA, effective as of December 7, 2021 (the “BCH LPA Amendment”). The Company’s governing documents authorize the issuance of additional classes of equity. All equity interests are limited partnership interests.
Common Units
As of March 31, 2023 and March 31, 2022, BCG had a total of 67,486 Common Units (in thousands) issued and outstanding. As limited partner interests, these units are generally non-voting
and do not entitle the limited partner to participate in the management of the Company’s business and affairs. For each Common Unit issued by BCG, BCG owns one unit of the Subclass 1 Class A Units issued by BCH. The Subclass 1 Class A Units are entitled to share in the profits of BCH.
Ben’s common equity units were first issued on September 1, 2017 as part of the commencement of Ben’s commercial operations when Ben’s first outside third-party investor, through the
2017-18
Exchange Trusts, purchased Ben’s common equity units. Ben used a portion of the proceeds from the issuance of these common equity units to retire a series of six loan agreements with our founder or entities related to our founder, in addition to other payables with our founder or related entities. The amounts used by the
2017-18
Exchange Trusts to acquire the Ben common units were generated by the
2017-18
Exchange Trust from its sale of alternative investment assets to the Customer ExAlt Trusts as part of Ben’s transactions in 2017. A portion of the funds used by the Customer ExAlt Trusts to acquire these alternative investment assets included amounts borrowed by the Customer ExAlt Trusts from a subsidiary of Ben, which in turn borrowed the amount pursuant to the First Lien Credit Agreement as described in Note 11.
Redeemable Preferred Equity:
Preferred Series B Subclass 1 Unit Accounts
The Preferred Series B Subclass 1 Unit Accounts of BCG (“BCG Preferred B.1”) are allowed to be issued pursuant to the BCG LPA. The Preferred Series B Subclass 1 Unit Accounts of BCH (“BCH Preferred B.1”) are allowed to be issued pursuant to the BCH LPA. The BCG Preferred B.1 will correspond to the BCH Preferred B.1 to be issued by BCH to BCG, as the sole holder of the BCH Preferred B.1. Upon BCG’s receipt of any allocation, distribution, or return of capital on the BCH Preferred B.1, BCG will make a corresponding allocation, distribution, or return of capital to the holders of the BCG Preferred B.1 in accordance with the BCG LPA.
BCG Preferred B.1 have not been issued as of March 31, 2023.
Preferred Series B Subclass 2 Unit Accounts
The BCG LPA allows for the creation of Preferred Series B Subclass 2 Unit Accounts of BCG (“BCG Preferred B.2”). The BCH LPA allows for the creation of Preferred Series B Subclass 2 Unit Accounts of BCH (“BCH Preferred B.2”). The BCG Preferred B.2 correspond to the BCH Preferred B.2 issued by BCH to BCG, as the sole holder of the BCH Preferred B.2. The BCH Preferred B.2 are entitled to certain distributions and income allocations. Upon BCG’s receipt of any allocation, distribution, or return of capital on the BCH Preferred B.2, BCG will make a corresponding allocation, distribution, or return of capital to the holders of the BCG Preferred B.2 in accordance with the BCG LPA.
Pursuant to the terms of the BCH LPA Amendment, the definition for “Preferred Series B Subclass 2 Preferred Return Amount” was amended such that holders of Preferred B.2 would recognize a preferred return on their Preferred B.2 immediately, solely for U.S. GAAP purposes, instead of recognizing such returns upon any Initial Listing Event or return of capital. Further, the BCH LPA Amendment provided that the Preferred Series B Subclass 2 Preferred Return accrued each quarter would be reflected on the U.S. GAAP capital accounts related to each Preferred B.2 Unit Account on the last business day of each quarter. To the extent that the Preferred Series B Subclass 2 Preferred Return Amount exceeds the U.S. GAAP earnings of BCH, such excess Preferred Series B Subclass 2 Preferred Return Amount will be deducted, on a pro rata basis, from the U.S. GAAP capital account of the Preferred Series A.1 Unit Accounts. During the year ended March 31, 2023, the three months ended March 31, 2022, and the year ended December 31, 2021, Ben accrued $37.1 million, $8.4 million, and $2.2 million, respectively, for the Preferred B.2 preferred return, which was recognized in the Preferred B.2 balance per the BCH LPA Amendment.
Upon an Initial Listing Event, each BCH Preferred B.2 Unit Account is to be cancelled and converted into a certain number of BCG’s Common Units, dependent on certain other conditions being met. Similarly, upon an Initial Listing Event, the BCH Preferred B.2 Unit Accounts held by BCG will be cancelled and converted into a certain number of BCH Class A Units, dependent on certain other conditions being met. The BCG Preferred B.2 are convertible into BCG Common Units using the formula of the investor’s initial Preferred Series B.2 capital account balance plus any accrued and unpaid preferred return through the date of conversion divided by 80% or 85% of the initial public listing price (depending on the date of the initial public listing).
Other allocations, distributions or returns of capital may be made subject to the provisions of the BCH LPA and BCG LPA. Additionally, holders of BCG Preferred B.2 may be entitled to a return of capital, pending certain conditions, on December 31, 2025.
With respect to BCG, upon its sale, liquidation, dissolution or winding up, the BCG Preferred B.2 will rank (a) junior to the BCG Preferred B.1 and (b) senior to all other currently issued and outstanding classes and series of BCG’s preferred units and common units (i.e., BCG’s Common Units), but, because BCG has a holding company structure, the BCG Preferred B.2 will be structurally subordinated to interests in BCH. With respect to BCH, upon its sale, liquidation, dissolution or winding up, the BCH Preferred B.2 held by BCG will be entitled to distributions pursuant to an effective ranking of (a) junior to certain guaranteed payments to the holders of the BCH Preferred A.0, any required distributions to the holders of the FLP 3 Unit Accounts, (b) junior to the BCH Preferred A.0, (c) junior to the BCH Preferred B.1, (d) junior to the BCH Preferred C.0; (e) pari passu and pro rata with the BCH Preferred A.1, and (f) senior to all other currently issued and outstanding classes and series of BCH’s preferred units and common units. Upon payment to BCG as the holder of the BCH Preferred B.2 in an amount equal to the positive amount of the capital account balance attributable to the BCH Preferred B.2, the BCH Preferred B.2 will be cancelled.

On November 29, 2021, GWG Holdings converted its capital account balance of $319.0 million in BCH Preferred A.1 to an equal amount of BCG Preferred B.2. Such conversion was accounted for as an extinguishment of the BCH Preferred A.1 and a new issuance of BCG Preferred B.2, which resulted in an increase in GWG Holdings’ interest in Ben’s preferred equity by $46.2 million during the year ended December 31, 2021. On December 7, 2021, $352.6 million of BCG Preferred B.2 were issued in exchange for an investment in alternative assets of the same aggregate net asset value. In connection with the December 7, 2021 issuance of BCG Preferred B.2, BCG granted the purchasers of such securities certain registration rights and, if the initial registration statement under such registration rights has not been declared effective by June 30, 2023, the right to put the BCG Preferred B.2 to BCG for an amount equal to the corresponding capital account balance as of the date of exercise of such put right, subject to certain limitations. As discussed in Note 1, Ben’s Registration Statement was declared effective on May 12, 2023 and as such, the put right is no longer effective.
During the year ended March 31, 2023, $4.6 million of BCG Preferred B.2 was redeemed for cash. There were no redemptions during the three months ended March 31, 2022 or the year ended December 31, 2021.
The BCG Preferred B.2 are recorded in the consolidated statements of financial condition in the redeemable preferred equity line item.
Redeemable Noncontrolling Interests:
Preferred Series A Subclass 0 Unit Accounts
On November 29, 2021, the BCH Preferred A.0 were modified pursuant to the BCH LPA. On December 1, 2021, following the effectiveness of the Seventh Amended and Restated LPA of BCH, $251.7 million of the current outstanding capital accounts of BCH Preferred A.1 were automatically converted to BCH Preferred A.0, with the exception of the capital accounts held by GWG Holdings. Such conversion was accounted for as an extinguishment of the BCH Preferred A.1 and issuance of Preferred A.0, which resulted in a deemed contribution of $1.7 million to the Company during the year ended December 31, 2021.
The BCH Preferred A.0 receives a quarterly guaranteed payment calculated as 6% of the BCH Preferred A.0’s initial capital account balance on an annual basis, or 1.50% per fiscal quarter. The Preferred A.0 does not receive any allocations of profits, except to recoup losses previously allocated. The guaranteed payment to BCH Preferred A.0 is not subject to available cash and has priority over all other distributions made by BCH. On December 1, 2021, BCH and the holders of the BCH Preferred A.0 entered into an agreement to defer the guaranteed payment to August 31, 2023; provided that such a guaranteed payment may be made prior to August 31, 2023 if the Audit Committee of the Board of Directors of Ben Management, determines that making such payment, in part or in full, would not cause Ben to incur a going concern issue. The guaranteed payment accrual totaled $20.9 million and $3.8 million as of March 31, 2023 and March 31, 2022, respectively, and is included in the accounts payable and accrued expenses line item of the consolidated statements of financial condition.
Additionally, the BCH Preferred A.0 has the ability under the BCH LPA to elect, by a majority of holders of BCH Preferred A.0, to receive a full return of capital senior to any other security if an event causing mandatory returns of capital occurs.
The BCH Preferred A.0 can be converted into Class S Units at the election of the holder, at a price equal to (x) prior to the initial public listing, the per common unit fair market value as determined by the general Partner and (y) following the initial public listing, the lesser of (i) $10 and (ii) if the common units are listed on a national securities exchange, the volume-weighted average closing price of a common unit as reported on the exchange on which the common units are traded for the twenty (20) days immediately prior to the applicable exchange date, or if the common units are not listed on a national securities exchange, then the volume-weighted average closing price of a security traded on a national securities exchange or quoted in an automated quotation system into which the common units are convertible or exchangeable for the twenty (20) days immediately prior to the applicable exchange date.

Finally, a holder of BCH Preferred A.0, subsequent to January 1, 2023, may elect to require a redemption by BCH of up to 12.5% of his or her respective BCH Preferred A.0 Capital Account for any rolling twelve-month period; provided that such holder shall not be permitted to redeem more than 50% of such holder’s BCH Preferred A.0 Capital Account in the aggregate. Subsequent to January 1, 2023, if a holder of BCH Preferred A.0 continues to hold BCH Preferred A.1, such holder may elect on a quarterly basis to convert additional BCH Preferred A.1 held by such holder to BCH Preferred A.0 up to an amount equal to 12.5% of such holder’s initial BCH Preferred A.0 capital account; provided that such holder’s post-conversion capital account balance in respect of all BCH Preferred A.0 held by such holder does not exceed such holder’s initial BCH Preferred A.0 capital account.
The BCH Preferred A.0 Unit Accounts are recorded in the consolidated statements of financial condition in the redeemable noncontrolling interest line item.
Preferred Series A Subclass 1 Unit Accounts
The BCH Preferred A.1 Unit accounts are issued by BCH and are non-participating
and convertible on a dollar basis.
In 2019, Preferred A.1 holders signed an agreement to forbear the right to receive an annualized preferred return in excess of a rate determined materially consistent with the methodology below. The forbearance agreement expired on June 30, 2021. Thus, the income allocation methodology for periods until June 30, 2021 was as follows:

•	First, BCG, as the sole holder of Class A Units issued by BCH is allocated income from BCH to cover the expenses incurred solely by Ben;

•
Second, the remaining income at BCH is allocated 50% to the aggregate of Class A Units and Class S Ordinary Units and 50% to Preferred Series A Subclass
1
Unit Accounts, until the BCG Common Units receive a 1% annualized return on the Common Unit account balance;

•
Third, after the 1% annualized return to the BCG Common Unit is achieved, additional income is allocated to the Preferred Series A until the Preferred Series A is allocated the amount required under the LPA, (as amended); and

•	Finally, any remaining income is allocated under the terms of the current LPA (pro-rata between the Class A Units and Class S Ordinary Units).
The allocation of profits and losses after the expiration of the forbearance agreement follows the terms set forth in the LPA.
The weighted average preferred return rate for the year ended March 31, 2023, the three months ended March 31, 2022, and the years ended December 31, 2021 and 2020, was approximately 1.38%, 3.92%, 2.33%, and 1.84%, respectively. No amounts have been paid to the BCH Preferred A.1 holders related to the preferred return from inception through March 31, 2023, and any amounts earned have been accrued and are included in the balance of redeemable noncontrolling interests presented on the consolidated statements of financial condition. As of March 31, 2023, approximately $96.5 million of preferred return related to the BCH Preferred A.1 has not been allocated to its holders due to insufficient income during those periods to fully satisfy the preferred return and will be allocable to the BCH Preferred A.1 holders in future quarterly periods to the extent that sufficient income, if any, is available for such allocation. Additionally, certain BCH Preferred A.1 holders agreed to be specially allocated any income or losses associated with the BMP Equity Incentive Plan, and certain other costs.
Upon an election, a holder of BCH Preferred A.1 will be issued Class S Ordinary Units necessary to provide the holder with a number of Class S Ordinary Units that, in the aggregate, equal (a) the balance of the holder’s capital account, as limited by the annual conversion amount (as defined in the LPA), associated with the BCH

Preferred A.1 Unit Accounts being converted divided by (b) either (x) prior to an initial public offering, the appraised per Class A Unit fair market value as determined by Ben and (y) following an initial public offering, the average price of a Common Unit for the thirty (30) day period ended immediately prior to the applicable conversion date. The holder of such newly issued Class S Ordinary Units may immediately convert them into Common Units. Additionally, effective December 31, 2030, if the BCH Preferred A.1 have not been converted and if Ben has not completed a public listing, they will redeem for cash in an amount equal to the then outstanding capital account balance of the accounts. If available redeeming cash (as defined in the LPA) is insufficient to satisfy any such redemption requirements, BCH, on a quarterly basis, will redeem additional BCH Preferred A.1 until all such BCH Preferred A.1 have been redeemed. The BCH Preferred A.1 are subject to certain other conversion and redemption provisions.
The BCH LPA also includes certain limitations of BCH, without the consent of a majority-in-interest
of the Preferred Series A Unit Account holders, to i) issue any new equity securities and ii) except as otherwise provided, incur indebtedness that is senior to or pari passu with any right of distribution, redemption, repayment, repurchase or other payments relating to the Preferred Series A Unit Accounts or the Preferred Series B Unit Accounts. Further, BCH cannot, prior to the conversion of all the Preferred Series A Unit Accounts and the Preferred Series B Unit Accounts, incur any additional long-term debt unless i) after giving effect to the incurrence of the new long-term debt on a pro forma basis, the sum of certain preferred stock, existing debt and any new long-term indebtedness would not exceed 55% of the BCH’s NAV plus cash on hand, and ii) at the time of incurrence of any new long-term indebtedness, the aggregate balance of the BCH’s (including controlled subsidiaries) debt plus such new long-term debt does not exceed 40% of the sum of the NAV of the interests in alternative assets supporting the Collateral underlying the loan portfolio of BCH and its subsidiaries plus cash on hand at BCG, BCH and its subsidiaries.
On November 29, 2021, GWG Holdings converted its capital account balance of $319.0 million in BCH Preferred A.1 to an equal amount of BCG Preferred B.2, resulting in a deemed dividend to GWG Holdings of $46.2 million during the year ended December 31, 2021. Additionally, on November 29, 2021, the BCH Preferred A.1 were modified pursuant to the BCH LPA, which was accounted for as an extinguishment, resulting in a deemed contribution of $12.5 million to the Company for the year ended December 31, 2021.
The BCH Preferred A.1 are recorded in the consolidated statements of financial condition in the redeemable noncontrolling interest line item.

The following table presents a rollforward of the redeemable noncontrolling interests for the year ended March 31, 2023, the three months ended March 31, 2022, and the years ended December 31, 2021 and 2020:

	Redeemable Noncontrolling Interests		Total Redeemable Noncontrolling Interests
(Dollars in thousands)	Preferred Series A.0	Preferred Series A.1
Balance, December 31, 2019 (As Restated)	$—	$1,588,604	$1,588,604

Net income (loss)	—	(35,877)	(35,877)
Tax distribution to noncontrolling interest	—	(5,592)	(5,592)

Balance, December 31, 2020	—	1,547,135	1,547,135

Net income (loss)	1,264	(9,532)	(8,268)
Deemed dividend upon issuance for GAAP to tax basis true-up	—	(9,247)	(9,247)
Exchange of BCH Preferred Series A.1 Unit Accounts for BCG Preferred Series B.2 Unit Accounts	—	(312,312)	(312,312)
Exchange of BCH Preferred Series A.1 Unit Accounts for BCH Preferred Series A.0 Unit Accounts	251,652	(251,652)	—
Deemed dividend for BCG Preferred Series B.2 Unit Accounts preferred return	—	(2,239)	(2,239)
Put option liability on grant of BCH Preferred A.1 Unit Accounts	—	(3,793)	(3,793)
BCH Preferred Series A.0 Unit Accounts guaranteed payment accrual	(1,264)	—	(1,264)
Deemed dividend for extinguishment of redeemable noncontrolling interest and preferred equity	(1,745)	(12,455)	(14,200)

Balance, December 31, 2021	249,907	945,905	1,195,812

Net income (loss)	3,788	(1,290)	2,498
Deemed dividend for BCG Preferred Series B.2 Unit Accounts preferred return	—	(8,424)	(8,424)
BCH Preferred Series A.0 Unit Accounts guaranteed payment accrual	(3,788)	—	(3,788)

Balance, March 31, 2022	249,907	936,191	1,186,098

Net income (loss)	15,822	(4,298)	11,524
Deemed dividend upon issuance for U. S. GAAP to tax basis true-up	—	(314)	(314)
Deemed dividend for BCG Preferred Series B.2 Unit Accounts preferred return	—	(37,133)	(37,133)
Transfer from BCH Preferred Series A.1 Unit Accounts to BCH Preferred Series A.0 Unit Accounts	1,144	(1,144)	—
BCH Preferred Series A.0 Unit Accounts guaranteed payment accrual	(15,822)	—	(15,822)

Balance, March 31, 2023	$251,051	$893,302	$1,144,353

Noncontrolling Interests:
Noncontrolling interests represent the portion of certain consolidated subsidiaries’ limited partnership interests or interests in the Customer ExAlt Trusts that are held by third parties. Amounts are adjusted by the noncontrolling interest holder’s proportionate share of the subsidiaries’ earnings or losses each period and for any distributions that are paid.

The following table presents a rollforward of the noncontrolling interests for the year ended March 31, 2023, the three months ended March 31, 2022, and the years ended December 31, 2021 and 2020:

	Noncontrolling Interests						Total Noncontrolling Interests
(Dollars in thousands)	Trusts	Class S Ordinary	Class S Preferred	FLP	Preferred Series C	Class A of CT
Balance, December 31, 2019 (As Restated)	$27,062	$85,448	$17	$—	$—	$—	$112,527

Net income (loss)	47,582	(6,920)	(15)	2,398	—	—	43,045
Noncontrolling interest reclass	—	1,199	1,199	(2,398)	—	—	—
Noncash issuance of noncontrolling interest	5,978	—	—	—	—	—	5,978
Reclass of distributions payable to noncontrolling interest holder	(737)	—	—	—	—	—	(737)
Cash contribution for BCH Preferred Series C Unit Accounts	—	—	—	—	130,200	—	130,200
Noncash issuance of BCH Preferred Series C Unit Accounts	—	—	—	—	313	—	313
Promissory note forgiveness exchange for BCH Preferred Series C Unit Accounts	—	(915)	—	—	71,200	—	70,285
Adjustment for change in ownership interest	—	(567)	—	—	3,800	—	3,233

Balance, December 31, 2020	79,885	78,245	1,201	—	205,513	—	364,844

Net income (loss)	(30,513)	(4,811)	(30)	1,503	—	—	(33,851)
Noncontrolling interest reclass	—	740	740	(1,480)	—	—	—
Payment of employee payroll taxes on restricted equity units	—	(595)	(595)	—	—	—	(1,190)
Noncash issuance of noncontrolling interest	9,189	—	—	—	—	—	9,189
Reclass of distributions payable to noncontrolling interest holder	(1,539)	—	—	—	—	—	(1,539)
Cash contribution for BCH Preferred Series C Unit Accounts	—	—	—	—	14,800	—	14,800
Noncash issuance of BCH Preferred Series C Unit Accounts	—	—	—	—	246	—	246
Redemption of BCH Preferred Series C Unit Accounts	—	—	—	—	(14,800)	—	(14,800)
Reclass of allocated income for FLP Subclass 3 to payable	—	—	—	(23)	—	—	(23)

Balance, December 31, 2021	57,022	73,579	1,316	—	205,759	—	337,676

Net loss	(55,229)	(3,748)	—	—	—	—	(58,977)
Reclass of distributions payable to noncontrolling interest holder	(811)	—	—	—	—	—	(811)

Balance, March 31, 2022	982	69,831	1,316	—	205,759	—	277,888

Net income (loss)	(117,861)	(16,987)	—	3,166	—	(962)	(132,644)
Noncontrolling interest reclass	—	1,116	1,117	(2,233)	—	—	—
Payment of employee payroll taxes on restricted equity units	—	(459)	(460)	—	—	—	(919)
Distribution to noncontrolling interest	—	—	—	—	—	(131)	(131)
Noncash issuance of noncontrolling interest	299	—	—	—	—	—	299
Reclass of distributions payable to noncontrolling interest holder	(1,719)	—	—	—	—	—	(1,719)
Reclass of allocated income for FLP Subclass 3 to payable	—	—	—	(933)	—	—	(933)
Issuance of noncontrolling interest	—	—	—	—	—	2,430	2,430
Annual reallocation of FLP	—	(941)	(1,116)	—	—	—	(2,057)

Balance, March 31, 2023	$(118,299)	$52,560	$857	$—	$205,759	$1,337	$142,214

Preferred Series C Subclass 0 Unit Accounts
The BCH Preferred C.0 are
non-participating
and convertible. The Preferred Series C purchased by GWG Holdings under the Preferred Series C Unit Purchase Agreement (“UPA”) will automatically exchange for BCG Common Units, or another unit of Ben as the parties may mutually agree (the “Ben Units”), at the lower of (i) the volume-weighted average of the Ben Units for the 20 trading days following the listing of Common Units of Ben on a national securities exchange, and (ii) $12.75. In addition, at any time following the Effective Date, all or some of the Preferred Series C purchased under the UPA may be exchanged for BCG Common Units at the option of GWG Holdings (exercised by its Special Committee of the Board of Directors or, if such committee is no longer in place, the appropriate governing body of GWG Holdings); provided that, if GWG Holdings exchanges less than all of the Preferred Series C purchase under the UPA, then, immediately after giving effect to such exchange, GWG Holdings shall be required to continue to hold Preferred Series C Unit Accounts with a capital account that is at least $10.0 million. The exchange price for such Ben Units shall be determined by third-party valuation agents selected by BCG and GWG Holdings.
Account holders are entitled to a compounded quarterly preferred return based on a fraction, the numerator of which is (a) the sum of an inflation adjustment amount, plus (1) 0.5% prior to the initial public listing and (2) 0.75% following the initial public listing, and the denominator of which is (b) 1 minus the means of the highest effective marginal combined U.S. federal, state and local income tax rate (including the rate of taxes under Section 1411 of the Code) for a Fiscal Year prescribed for an individual resident in New York, New York (taking into account (a) the nondeductibility of expenses subject to the limitations described in Sections 67 and 68 of the Code, (b) the character (e.g., long-term or short-term capital gain or ordinary or exempt income) of the applicable income, but not taking into account the deductibility of state and local income taxes for U.S. federal income tax purposes), based on the Partnership’s most recently filed IRS form 1065, and (c) multiplied by 80%.
The BCH Preferred C.0 are senior to all other classes of preferred equity other than (i) the BCH Preferred A.0 Unit Accounts in terms of ordinary distributions, and (ii) the BCH Preferred Series A.0 and Preferred Series B Unit Accounts in terms of allocations of profits and liquidation. The only conversion, redemption, or exchange rights available to the BCH Preferred C.0 are those rights afforded in accordance with the UPA, or such similar agreement.
While any amount of Preferred Series C (Subclass 0 or 1) Unit Accounts is outstanding, BCH cannot make any distributions, other than tax distributions and redemptions, distributions upon a liquidation of BCH, and distributions of net consideration received from a sale of BCH, without the prior consent of a majority in interest of the holders of the Preferred Series C (Subclass 0 or 1) Unit Accounts.
On November 23, 2021, an initial capital account balance of $14.8 million was created upon the conversion from BCH Preferred Series C.1, as described below. Such conversion was accounted for as an extinguishment, at par. On December 1, 2021, Ben redeemed the entire $14.8 million for cash.
Preferred Series C Subclass 1 Unit Accounts
The BCH Preferred C.1 Unit Accounts are
non-participating
and convertible on a basis described above under Preferred Series C Subclass 0 Unit Accounts. Account holders are entitled to a compounded quarterly preferred return based on a fraction, the numerator of which is (a) the sum of an inflation adjustment amount, plus (1) 0.5% prior to the initial public listing and (2) 0.75% following the initial public listing, and the denominator of which is (b) 1 minus the means of the highest effective marginal combined U.S. federal, state and local income tax rate (including the rate of taxes under Section 1411 of the Code) for a Fiscal Year prescribed for an individual resident in New York, New York (taking into account (a) the nondeductibility of expenses subject to the limitations described in Sections 67 and 68 of the Code and (b) the character (e.g., long-term or short-term capital gain or ordinary or exempt income) of the applicable income, but not taking into account the deductibility of state and local income taxes for U.S. federal income tax purposes), based on the Partnership’s most recently filed IRS form 1065.

BCH calculates two Preferred C.1 capital accounts: the Liquidation Capital Account and the Conversion Capital Account. In calculating the Conversion Capital Account, the Preferred C.1 Unit Accounts are allocated profits and losses junior to the Preferred A.1 Unit Accounts. In calculating the Liquidation Capital Account, the Preferred Series C.1 Unit Accounts is allocated profits and losses pari passu with the Preferred A.1 Unit Accounts.
Following the exchange of any BCH Preferred C.1 Unit Accounts into BCG Common Units under the UPA, the excess of the profits and losses allocated to the BCH Preferred C.1 under the Liquidation Capital Account over the Conversion Capital Account will be deemed the “Excess Amount.” Following the creation of an Excess Amount, profit or income or gain will be specially allocated at each tax period in accordance with the principals of Treasury Regulation
Section 1.704-1(b)(4)(x),
to the BCH Preferred A.1, prior to any amount of profit, income or gain being allocated to any other class of units (other than the BCH Preferred A.0) or limited partners until such special allocations equal, in the aggregate, such Excess Amount.
The only conversion, redemption, or exchange rights available to the BCH Preferred C.1 are those rights afforded in accordance with the Preferred Series C UPA, or such similar agreement.
While any amount of Preferred Series C (Subclass 0 or 1) Unit Accounts are outstanding, BCH cannot make any distributions, other than tax distributions and redemptions, distributions upon a liquidation of BCH, and distributions of net consideration received from a sale of BCH, without the prior consent of a majority in interest of the holders of the Preferred Series C (Subclass 0 or 1) Unit Accounts.
The weighted average preferred return rate for the year ended March 31, 2023, the three months ended March 31, 2022, and the years ended December 31, 2021 and 2020, was approximately 1.38%, 3.92%, 2.33%, and 0.75%, respectively. No amounts have been paid to the BCH Preferred C.1 holders related to the preferred return since issuance through March 31, 2023, and any amounts earned have been accrued and are included in the balance of noncontrolling interests presented on the consolidated statements of financial condition. There was no BCH Preferred C.1 issued during the year ended March 31, 2023 and the three months ended March 31, 2022. During the years ended December 31, 2021 and 2020, BCH issued for cash consideration of equal value $14.8 million and $130.2 million, respectively of BCH Preferred C.1 Unit Accounts. On November 23, 2021, GWG Holdings converted $14.8 million of its BCH Preferred C.1 to an equal amount of its BCH Preferred C.0. Such conversion was accounted for as an extinguishment at par.
The BCH Preferred C.1 are recorded in the consolidated statements of financial condition in the noncontrolling interest line item.
Class S Ordinary Units
As of March 31, 2023 and March 31, 2022, BCH, a subsidiary of Ben, had issued 5.8 million and 5.8 million Class S Ordinary Units, respectively, which were all outstanding on each of the respective dates. The Class S Ordinary Units participate on a pro-rata
basis in the share of the profits or losses of BCH and subsidiaries following all other allocations made by BCH and its subsidiaries. As limited partner interests, these units have limited voting rights and do not entitle participation in the management of the Company’s business and affairs. Following an initial public listing or with the approval of a majority-in-interest
of the BCH Class A Units, the Class S Ordinary Units are exchangeable for BCG Common Units on a one-for-one
basis, subject to customary conversion rate adjustments for splits, distributions and reclassifications, as well as compliance with any applicable vesting and transfer restrictions. Each conversion also results in the issuance to BCG of a Class A Unit of BCH for each BCG Common Unit issued.
The Class S Ordinary Units are recorded in the consolidated statements of financial condition in the noncontrolling interests line item.

Class S Preferred Units
The limited partnership agreement of BCH allows it to issue Class S Preferred Units, which are entitled to a quarterly preferred return. The Class S Preferred Units also participate on a pro-rata
basis in the share of the profits or losses of BCH and subsidiaries following all other allocations made by BCH and its subsidiaries. As limited partner interests, these units are generally non-voting
and do not entitle participation in the management of the Company’s business and affairs. Generally, the Class S Preferred Units are exchangeable for Class S Ordinary Units in Ben on a
1.2-for-1
basis, subject to customary conversion rate adjustments for splits, distributions and reclassifications, as well as compliance with any applicable vesting and transfer restrictions. The Class S Ordinary may then be exchanged for BCG Common Units as described above. Each conversion into Common Units also results in the issuance to Ben of a Class A Unit for each Common Unit issued. Holders of Class S Preferred Units may elect to convert into Class S Ordinary Units in connection with a sale or dissolution of BCH.
As of March 31, 2023 and March 31, 2022, a nominal number of shares of Class S Preferred Units have been issued, respectively. Preferred return earned by the Class S Preferred Units from inception in 2019 through March 31, 2023 is $0.2 million. No amounts have been paid to the Class S Preferred Unit holders related to the preferred return from inception through March 31, 2023 and any amounts earned have been accrued and are included in the balance of Class S Preferred Units presented on the consolidated statements of financial condition.
The Class S Preferred Units are recorded in the consolidated statements of financial condition in the noncontrolling interests line item.
FLP Unit Accounts (Subclass 1 and Subclass 2)
FLP Unit Accounts (Subclass 1 and Subclass 2) are
non-unitized
capital accounts. The FLP Subclass 1 Units were issued to a Related Entity as part of the initial commercial operations of Ben. The FLP Subclass 2 Units are related to the BMP Equity Incentive Plan. Each subclass of the FLP Unit Accounts is entitled to a certain portion of (1) a 15% profits interest on the financing and other tax pass-through businesses of Ben (subsidiaries of Ben Liquidity and Ben Insurance Services) and (2) a net service fee revenue interest on Ben’s fee-generating
businesses (subsidiaries of Ben Custody and Ben Insurance Services), in each case calculated separately. The net service fee revenue interest for an entity is equal to the lesser of (i) the amount of reduction of total revenues that would result in the EBITDA of the entity divided by the total revenues of the entity to equal (but not drop below) 0.20 and 0.50 of the total revenues of the entity excluding revenue derived from financing activity and any revenue derived from an entity that is taxable as a corporation for U.S. federal income tax purposes. Amounts allocated to the FLP Unit Accounts are reinvested equally in additional Class S Ordinary Units and Class S Preferred Units on a quarterly basis at a price equal to the book value (if the units are not listed on a national securities exchange) or, if the units are listed on a national securities exchange, the closing price of the units on such exchange on the date of allocation, thereby creating additional Class S Ordinary Units and Class S Preferred Units.
During the year ended March 31, 2023, $2.2 million of income was allocated to the FLP Unit Accounts (Subclass 1 and 2), compared to no income allocation during the three months ended March 31, 2022, and $1.5 million and $2.4 million of income during the years ended December 31, 2021 and 2020, respectively. Annually, a true up of the quarterly allocations is required to match amounts allocated with annual earnings. The reallocation for the calendar year ended December 31, 2022 was $2.1 million.
In addition to the above stated amounts, the FLP Subclass 1 Unit Accounts are entitled to a portion of any upward carrying value adjustment as calculated pursuant to Internal Revenue Code Section 704(b). In the event of an upward carrying value adjustment, the FLP Subclass 1 Unit Accounts are entitled to first be allocated gains associated with such carrying value adjustment equal to 15% of the value of the capital accounts of all BCH

Class A Units and Class S Units, calculated based on the post-adjusted capital accounts of the then outstanding Class A and Class S Units. Immediately following any such allocation, the amount allocated is converted in Class S Ordinary Units at the then determined value. Furthermore, the amount allocated to the FLP Subclass 1 Unit Accounts is reduced by the value of any previously allocated amount pursuant to an upward carrying value adjustment, calculated as the number of Class S Units previously received multiplied by the value of those units at the time of any subsequent carrying value adjustment. To date there have been no upward carrying value adjustments leading to an allocation pursuant to this provision.
FLP Unit Accounts (Subclass 3)
The BCH LPA allows for the creation of the FLP Subclass 3 Unit Accounts (the “FLP 3 Unit Accounts”). On November 29, 2021, all FLP 3 Unit Accounts were issued to, and are currently held by, BHI. The FLP 3 Unit Accounts will be allocated profits from net financing revenues on a quarterly basis equal to the lesser of (i) 5% of the quarterly net financing revenues, or (ii) 10% of the average annualized stated interest (to the extent constituting net financing revenue) of the quarterly average of new loans issued by any subsidiaries of Ben during the previous twelve fiscal quarters.
The FLP 3 Unit Accounts are entitled to tax and other distributions equal to 100% of the amount of profits allocated to the FLP 3 Unit Accounts, and such distributions are not subject to available cash. The FLP 3 Unit Accounts do not have any conversion features or rights.
During the year ended March 31, 2023, the three months ended March 31, 2022, and the year ended December 31, 2021, $0.9 million of income, nil, and a nominal amount, was allocated to the FLP 3 Unit Accounts.
Beneficiaries of the Customer ExAlt Trusts
The ultimate beneficiaries of the Customer ExAlt Trusts are the Charitable Beneficiaries, unrelated third-party charities, that are entitled to i) either, depending on the applicable trust agreements, 2.5% of all distributions received by such Customer ExAlt Trusts or 5.0% of any amounts paid to Ben as payment on amounts due under each ExAlt Loan, ii) for certain Customer ExAlt Trusts, approximately 10% of the amount of excess cash Collateral, if any, following the full repayment of an ExAlt Loan; and (iii) all amounts accrued and held at the Customer ExAlt Trusts once all amounts due to Ben under the ExAlt Loans and any fees related to Ben’s services to the Customer ExAlt Trusts are paid. The Charitable Beneficiaries’ account balances with respect to its interest in such Customer ExAlt Trusts cannot be reduced to below zero. Any losses allocable to the Charitable Beneficiaries in excess of their account balances are reclassified at each period end to the trusts’ deficit account. Additional Customer ExAlt Trusts are created arising from new liquidity transactions with customers. These new Customer ExAlt Trusts, which are consolidated by Ben, result in the recognition of additional noncontrolling interest representing the interests in these new Customer ExAlt Trusts held by the Charitable Beneficiaries. For the year ended March 31, 2023, the three months ended March 31, 2022, and the years ended December 31, 2021 and 2020, these new Customer ExAlt Trusts resulted in the recognition of additional noncontrolling interest of $0.3 million, nil, $9.2 million, and $6.0 million, respectively.
The interests of the Charitable Beneficiaries in the Customer ExAlt Trusts are recorded on the consolidated statements of financial condition in the noncontrolling interests line item.
Class A of CT Risk Management, L.L.C.
On April 1, 2022, a minority interest in the Class A membership of CT Risk Management, L.L.C., a consolidated VIE of Ben (as further discussed in Note 17), was sold for $2.4 million in cash to the third-party involved in the loan participation transaction described in Note 10. During the year ended March 31, 2023, BFF purchased $0.1 million of the member interest back from the controlling interest holder. As a Class A member of CT Risk
Management, the holder is entitled to distributions first on a pro rata basis with other Class A members until the initial capital contributions are received and 2.0% of any amounts in excess of their capital contributions, to the extent such amounts are available. As such, this interest is recorded on the consolidated statements of financial condition in the noncontrolling interests line item.